TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus

* * *

Transamerica Asset Allocation - Moderate Growth Portfolio

Effective immediately, the following replaces in its entirety the corresponding information for Transamerica Asset Allocation - Moderate Growth Portfolio under the section entitled “Financial Highlights” of the Prospectus:

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class R
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$13.26	$13.85		$15.15	$14.32	$12.28

Investment operations:
Net investment income (loss)(A)(B)	0.18	0.21	(C)	0.20	0.26	0.19
Net realized and unrealized gain (loss)	1.70	0.18		0.05	0.84	2.04

Total investment operations	1.88	0.39		0.25	1.10	2.23

Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.19)		(0.23)	(0.27)	(0.19)
Net realized gains	(0.64)	(0.79)		(1.32)	—	—

Total dividends and/or distributions to shareholders	(0.84)	(0.98)		(1.55)	(0.27)	(0.19)

Net asset value, end of year	$14.30	$13.26		$13.85	$15.15	$14.32

Total return	15.03%	3.10%		1.65%	7.77%	18.46%

Ratio and supplemental data:
Net assets end of year (000’s)	$4,246	$4,483		$5,262	$5,364	$5,202
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.76%	0.79%		0.76%	0.75%	0.77%
Including waiver and/or reimbursement and recapture	0.76%	0.78	%(C)	0.76%	0.75%	0.77%
Net investment income (loss) to average net assets(B)	1.36%	1.61	%(C)	1.45%	1.75%	1.42%
Portfolio turnover rate(E)	14%	1%		7%	33%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Does not include portfolio activity of the underlying funds in which the Fund invests.

* * *

Transamerica Asset Allocation - Moderate Portfolio

Effective immediately, the following replaces in its entirety the corresponding information Transamerica Asset Allocation - Moderate Portfolio under the section entitled “Financial Highlights” of the Prospectus:

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class R
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$12.03	$12.39		$13.48	$13.52	$12.20

Investment operations:
Net investment income (loss)(A)(B)	0.17	0.21	(C)	0.21	0.22	0.21
Net realized and unrealized gain (loss)	1.13	0.17		(0.05)	0.55	1.34

Total investment operations	1.30	0.38		0.16	0.77	1.55

Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.22)		(0.25)	(0.25)	(0.23)
Net realized gains	(0.41)	(0.52)		(1.00)	(0.56)	—

Total dividends and/or distributions to shareholders	(0.61)	(0.74)		(1.25)	(0.81)	(0.23)

Net asset value, end of year	$12.72	$12.03		$12.39	$13.48	$13.52

Total return	11.20%	3.40%		1.17%	5.88%	12.93%

Ratio and supplemental data:
Net assets end of year (000’s)	$4,693	$5,256		$5,470	$5,665	$4,990
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.73%	0.74%		0.73%	0.73%	0.76%
Including waiver and/or reimbursement and recapture	0.73%	0.72	%(C)	0.73%	0.73%	0.76%
Net investment income (loss) to average net assets(B)	1.38%	1.80	%(C)	1.67%	1.68%	1.67%
Portfolio turnover rate(E)	13%	2%		10%	27%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Does not include portfolio activity of the underlying funds in which the Fund invests.

* * *

Investors Should Retain this Supplement for Future Reference

April 20, 2018